Taxation - Additional Information (Details) € in Millions, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2023 CNY (¥)
Income Taxes [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Preferential Income Tax Rate	15.00%
Reduced tax rate	12.50%	12.50%	12.50%
Unrecognized deferred tax assets		¥ 136		¥ 122
Cumulative tax losses		¥ 671		¥ 597
Consolidated annual revenue | €	€ 750
Minimum effective tax rate	15.00%
Bottom of range [Member]
Income Taxes [Line Items]
Reduced tax rate	3.00%
Cumulative tax losses expiration period	2024
Top of range [Member]
Income Taxes [Line Items]
Reduced tax rate	9.00%
Cumulative tax losses expiration period	2028
Guangzhou Fanxing Entertainment Information Technology
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%	15.00%
Yeelion Online Network Technology Beijing Co Ltd [Member]
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%
PRC [Member]
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%
Percentage of withholding tax	10.00%
Percentage of reduced withholding tax rate for dividends	5.00%
Hong Kong
Income Taxes [Line Items]
Applicable tax rate	16.50%